Summary of significant accounting policies (Details Narrative) $ in Thousands	12 Months Ended
	Sep. 30, 2024 CAD ($) Segment shares	Sep. 30, 2023 CAD ($)
Property, Plant and Equipment [Line Items]
Number of operating segments	43
Number of reportable segments	2
Allowance for credit losses | $	$ 273	$ 473
Employee Stock [Member]
Property, Plant and Equipment [Line Items]
Stock option, granted | shares	0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period	3 months
Maximum [Member]
Property, Plant and Equipment [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period	2 years